Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Beginning Balance	¥ 3,115,251	¥ 3,005,552	¥ 3,103,144	¥ 3,065,835
Total other comprehensive income (loss)	9,267	(3,400)	25,510	(7,799)
Ending Balance	3,208,499	3,040,685	3,208,499	3,040,685
AOCI Attributable to Parent
Beginning Balance	(68,573)	(122,704)	(84,650)	(118,532)
Total other comprehensive income (loss)	9,267	(3,400)	25,510	(7,799)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	516	(1,664)	682	(1,787)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		(176)		(280)
Ending Balance	(59,822)	(124,264)	(59,822)	(124,264)
Net unrealized gains (losses) on investment in securities
Beginning Balance	(9,827)	(6,412)	(16,208)	(5,001)
Net unrealized gains (losses)	5,856	3,591	12,378	1,190
Reclassification adjustment included in net income, net of tax	(3,917)	(306)	(4,058)	689
Total other comprehensive income (loss)	1,939	3,285	8,320	1,879
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	3	0	8
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		0		0
Ending Balance	(7,888)	(3,130)	(7,888)	(3,130)
Debt Valuation Adjustments
Beginning Balance	534	1,025	558	1,457
Net unrealized gains (losses)	(29)	(90)	(46)	(508)
Reclassification adjustment included in net income, net of tax	(8)	(12)	(15)	(26)
Total other comprehensive income (loss)	(37)	(102)	(61)	(534)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		0		0
Ending Balance	497	923	497	923
Defined benefit pension plans
Beginning Balance	(21,119)	(26,277)	(21,073)	(26,375)
Net unrealized gains (losses)	106	(164)	(38)	(259)
Reclassification adjustment included in net income, net of tax	90	192	187	384
Total other comprehensive income (loss)	196	28	149	125
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	(1)	(1)	(2)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		0		0
Ending Balance	(20,923)	(26,248)	(20,923)	(26,248)
Foreign currency translation adjustments
Beginning Balance	(27,553)	(73,524)	(36,456)	(72,471)
Net unrealized gains (losses)	5,635	(7,997)	14,380	(10,257)
Reclassification adjustment included in net income, net of tax	256	521	552	1,508
Total other comprehensive income (loss)	5,891	(7,476)	14,932	(8,749)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	477	(1,682)	615	(1,798)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		(176)		(280)
Ending Balance	(22,139)	(79,142)	(22,139)	(79,142)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(10,608)	(17,516)	(11,471)	(16,142)
Net unrealized gains (losses)	66	181	348	(2,106)
Reclassification adjustment included in net income, net of tax	1,212	684	1,822	1,586
Total other comprehensive income (loss)	1,278	865	2,170	(520)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	39	16	68	5
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		0		0
Ending Balance	¥ (9,369)	¥ (16,667)	¥ (9,369)	¥ (16,667)